                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

      INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
 TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 1999
                                              -------------------
Check here if Amendment [ ]; Amendment Number:
                                              -------------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:     Hewlett-Packard Company
          -----------------------------------------------
Address:  3000 Hanover Street
          MS 20 BL
          Palo Alto CA 94304
          -----------------------------------------------

Form 13F File Number:  28-2187
                       -------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Cheryl Gorman
          ---------------------------------------------
Title:    Manager, Operations and Accounting
          ---------------------------------------------
Phone:    650-857-2248
          ---------------------------------------------

Signature, Place, and Date of Signing:

/s/ Cheryl Gorman        Palo Alto, CA                 22-DECEMBER-99
------------------------ ----------------------------- --------------
[Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-2187                      Hewlett-Packard Company
     ------------------           ------------------------
     [Repeat as necessary.]

                                                                         9/30/99

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    82

Form 13F Information Table Value Total:    $660,940,051.90



List of Other Included Managers:

  No.  13F File Number             Name

                                 FORM 13F                            09/30/1999
                      REPORTING MANAGER: Hewlett-Packard

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            ITEM 1      ITEM 2    ITEM 3     ITEM 4      ITEM 5                ITEM 6                ITEM 7             ITEM 8

        NAME OF ISSUER   TITLE    CUSIP        FAIR      SHARES OR    INVESTMENT DISCRETION   SHARED  MANA-       VOTING AUTHORITY
                           OF     NUMBER     MARKET      PRINCIPAL     SOLE     SHARED        OTHER    GERS     SOLE   SHARED  NONE
                         CLASS                VALUE       AMOUNT        (A)       (B)          (C)               (A)     (B)    (C)
-----------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES      COMMON   002824100   8071250.00  220000.00  220000.00                           HP  220000.00
ADVANCED RADIO TELEC     COMMON   00754U101   5050000.00  400000.00  400000.00                           HP  400000.00
ALLEGIANCE TELECOM I     COMMON   01747T102   7104375.00  135000.00  135000.00                           HP  135000.00
AMERICA ONLINE INC       COMMON   02364J104   5203125.00   50000.00   50000.00                           HP   50000.00
AMERICAN INTERNATION     COMMON   026874107  21908141.33  251998.75  251998.75                           HP  251998.75
AMERICAN WATER WORKS     COMMON   030411102   4195937.50  145000.00  145000.00                           HP  145000.00
ANADIGICS INC            COMMON   032515108   2812500.00  100000.00  100000.00                           HP  100000.00
AT HOME CORP -SER A      COMMON   045919107   1061421.56   25615.00   25615.00                           HP   25615.00
ATMEL CORP COM           COMMON   049513104   3043125.00   90000.00   90000.00                           HP   90000.00
AVIS RENT A CAR INC      COMMON   053790101   3548750.00  170000.00  170000.00                           HP  170000.00
BANK OF AMERICA CORP     COMMON   060505104   7239376.11  130000.02  130000.02                           HP  130000.02
BANK OF NEW YORK CO      COMMON   064057102   5851562.50  175000.00  175000.00                           HP  175000.00
BELL ATLANTIC CORP       COMMON   077853109  14135625.00  210000.00  210000.00                           HP  210000.00
BESTFOODS                COMMON   08658U101   6070312.50  125000.00  125000.00                           HP  125000.00
BROADCOM CORP CL A       COMMON   111320107   8175000.00   75000.00   75000.00                           HP   75000.00
CANADIAN NATL RAILWA     COMMON   136375102   6365625.00  210000.00  210000.00                           HP  210000.00
CATERPILLAR INC          COMMON   149123101   7125625.00  130000.00  130000.00                           HP  130000.00
CBS CORPORATION          COMMON   12490K107   8787500.00  190000.00  190000.00                           HP  190000.00
CHASE MANHATTAN CORP     COMMON   16161A108   7914375.00  105000.00  105000.00                           HP  105000.00
CISCO SYSTEMS INC        COMMON   17275R102  25368125.00  370000.00  370000.00                           HP  370000.00
CITIGROUP INC            COMMON   172967101  10229955.87  232499.00  232499.00                           HP  232499.00
COMCAST CORP SPECIAL     COMMON   200300200   9769375.00  245000.00  245000.00                           HP  245000.00
CONEXANT SYSTEMS INC     COMMON   207142100   8718750.00  120000.00  120000.00                           HP  120000.00
COSTCO WHSL CORP NEW     COMMON   22160K105  13680000.00  190000.00  190000.00                           HP  190000.00
CVS CORP                 COMMON   126650100   4897500.00  120000.00  120000.00                           HP  120000.00
DELL COMPUTER CORP       COMMON   247025109   8989687.50  215000.00  215000.00                           HP  215000.00
DU PONT (E.I.) DE NE     COMMON   263534109   9377500.00  155000.00  155000.00                           HP  155000.00
E*TRADE GROUP INC        COMMON   269246104   3172500.00  135000.00  135000.00                           HP  135000.00
ETOYS INC                COMMON   297862104   5325000.00   80000.00   80000.00                           HP   80000.00
EXTREME NETWORKS INC     COMMON   30226D106    340368.00    5376.00    5376.00                           HP    5376.00
EXXON CORP               COMMON   302290101   8360000.00  110000.00  110000.00                           HP  110000.00
FEDERAL NATL MORTGAG     COMMON   313586109   8776250.00  140000.00  140000.00                           HP  140000.00
FORD MOTOR COMPANY       COMMON   345370100   5025000.00  100000.00  100000.00                           HP  100000.00
GALILEO TECHNOLOGY L     COMMON   M47298100   5750000.00  230000.00  230000.00                           HP  230000.00
GENERAL ELECTRIC CO.     COMMON   369604103  28342365.63  239050.00  239050.00                           HP  239050.00
INGERSOLL RAND CO        COMMON   456866102   4395000.00   80000.00   80000.00                           HP   80000.00
INTEL CORP               COMMON   458140100  16348750.00  220000.00  220000.00                           HP  220000.00
INTERNAP NETWORK SVC     COMMON   45885A102    223125.00    5000.00    5000.00                           HP    5000.00
                                            ------------
   COLUMN TOTALS                            310752878.50

                                  FORM 13F                            09/30/1999
                      REPORTING MANAGER: Hewlett-Packard Company

INFL BUSINESS MACHIN     COMMON  459200101      20570000.00    170000.00    170000.00      HP   170000.00
INTUIT INC               COMMON  461202103       4382812.50     50000.00     50000.00      HP    50000.00
KANSAS CITY SOUTHERN     COMMON  485170104       4882500.00    105000.00    105000.00      HP   105000.00
KONINKLIJKE PHILIPS      COMMON  500472204       7736600.00     76600.00     76600.00      HP    76600.00
LILLY (ELI) & CO         COMMON  532457108       9307187.50    145000.00    145000.00      HP   145000.00
LINEAR TECHNOLOGY CO     COMMON  535678106       7053750.00    120000.00    120000.00      HP   120000.00
LUCENT TECHNOLOGIES      COMMON  549463107       7785000.00    120000.00    120000.00      HP   120000.00
MCI WORLDCOM INC         COMMON  55268B106      13296875.00    185000.00    185000.00      HP   185000.00
MEDIMMUNE INC            COMMON  584699102       1993125.00     20000.00     20000.00      HP    20000.00
MEDTRONIC INC            COMMON  585055106       4623125.00    130000.00    130000.00      HP   130000.00
MERCK & CO., INC         COMMON  589331107      17175312.50    265000.00    265000.00      HP   265000.00
MICROSOFT CORP           COMMON  594918104      23999062.50    265000.00    265000.00      HP   265000.00
MICROSOFT CORP           COMMON  594918203       4932680.63     48990.00     48990.00      HP    48990.00
MOBIL CORP               COMMON  607059102      14608750.00    145000.00    145000.00      HP   145000.00
MORGAN ST DEAN WITTE     COMMON  617446448       6243125.00     70000.00     70000.00      HP    70000.00
NISOURCE INC             COMMON  65473P105       5641875.00    255000.00    255000.00      HP   255000.00
NORTHERN TRUST CORP      COMMON  665859104       8350000.00    100000.00    100000.00      HP   100000.00
NOVELLUS SYSTEMS INC     COMMON  670008101       5057812.50     75000.00     75000.00      HP    75000.00
PROCTER & GAMBLE         COMMON  742718109       8437500.00     90000.00     90000.00      HP    90000.00
QUALCOMM INC             COMMON  747525103       8513437.50     45000.00     45000.00      HP    45000.00
REDBACK NETWORKS INC     COMMON  757209101       3384936.00     31342.00     31342.00      HP    31342.00
SAFEWAY INC              COMMON  786514208      10657500.00    280000.00    280000.00      HP   280000.00
SBC COMMUNICATIONS I     COMMON  78387G103      14808125.00    290000.00    290000.00      HP   290000.00
SCHERING-PLOUGH CORP     COMMON  806605101      10688125.00    245000.00    245000.00      HP   245000.00
SCHLUMBERGER LTD         COMMON  806857108       4361875.00     70000.00     70000.00      HP    70000.00
SCHWAB (CHARLES) COR     COMMON  808513105       5015625.00    150000.00    150000.00      HP   150000.00
SOUTHWEST AIRLINES       COMMON  844741108       4860000.00    320000.00    320000.00      HP   320000.00
TEXACO INC               COMMON  881694103       7575000.00    120000.00    120000.00      HP   120000.00
TEXAS INSTRUMENTS IN     COMMON  882508104       8636250.00    105000.00    105000.00      HP   105000.00
TIME WARNER INC          COMMON  887315109      13365000.00    220000.00    220000.00      HP   220000.00
TRANSOCEAN OFFSHORE      COMMON  G90076103       3981250.00    130000.00    130000.00      HP   130000.00
UAL CORP                 COMMON  902549500       4245312.50     65000.00     65000.00      HP    65000.00
UNITED TECHNOLOGIES      COMMON  913017109       5338125.00     90000.00     90000.00      HP    90000.00
USX - U.S. STEEL GRO     COMMON  90337T101       8368750.00    325000.00    325000.00      HP   325000.00
VIATEL INC               COMMON  925529208       4582187.50    155000.00    155000.00      HP   155000.00
VIROPHARMA INC           COMMON  928241108        160514.13      7204.00      7204.00      HP     7204.00
VOICESTREAM WIRELESS     COMMON  928615103        518314.06      8398.00      8398.00      HP     8398.00
                                               ------------
COLUMN TOTALS                                295,137,419.80

                                       FORM 13F                     09/30/1999
                  REPORTING MANAGER: Hewlett-Packard Company

WAL-MART STORES INC     COMMON     931142103    18073750.00   380000.00   380000.00          HP      380000.00
WELLS FARGO COMPANY     COMMON     949746101    16246250.00   410000.00   410000.00          HP      410000.00
WESTERN WIRELESS COR    COMMON     95988E204      492877.66    10991.00    10991.00          HP       10991.00
WESTPOINT STEVENS IN    COMMON     961238102     5906250.00   250000.00   250000.00          HP      250000.00
WILLIAMS COS INC        COMMON     969457100     6208125.00   165000.00   165000.00          HP      165000.00
WIT CAP GROUP INC       COMMON     97737K309     2737500.00   150000.00   150000.00          HP      150000.00
YAHOO INC               COMMON     984332106     5385000.00    30000.00    30000.00          HP       30000.00
                                             --------------
    COLUMN TOTALS                               55049752.66
                                             ==============
       GRAND TOTALS                          660,940,051.90